Average Annual Total Returns - Invesco SP 500 ex-Rate Sensitive Low Volatility ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	1 Year	Since Inception	S&P 500® Low Volatility Rate Response Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500® Low Volatility Rate Response Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Apr. 09, 2015	29.72%	12.88%	29.13%	12.43%	17.90%	10.19%	31.49%	11.91%	30.09%	[1]	13.18%	[1]

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.